Leases	12 Months Ended
Mar. 31, 2024
Presentation of leases for lessee [abstract]
Leases
37.
Leases

Group as a lessee

The Group has entered into leases for its offices and leasehold lands. These leases generally have lease terms of 5 to 35 years. The Group also has certain leases of regional offices and office equipment with lease terms of 12 months or less and lease of office equipments with low value. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases. Set out below are the carrying amounts of lease liabilities carried at amortised cost and the movements during the year:

Particulars	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Opening balance	2,112	3,454	6,169	74
Additions	1,357	2,725	2,266	27
Capitalised during the year	114	108	145	2
Accretion of interest	166	416	690	8
Disposal of subsidiaries	-	-	(337)	(4)
Payments	(295)	(534)	(588)	(7)
Closing balance	3,454	6,169	8,345	100

Current	455	698	868	10
Non-current	2,999	5,471	7,477	90

Notes:

a)
There are no restrictions or covenants imposed by leases.
b)
Refer Note 32 for rental expense recorded for short-term leases and low value leases.
c)
There are no amounts payable toward variable lease expense recognised for the years ended March 31, 2024, 2023 and 2022.
d)
The maturity analysis of lease liabilities are disclosed in Note 45.
e)
There are no leases which have not yet commenced to which the lessee is committed.
f)
The effective interest rate for lease liabilities is 9.30% (March 31, 2023: 9.62%, March 31, 2022: 10.08%).

Group as a lessor

As described in Note 53(a), the Group has entered into Transmission Services Agreements (TSAs) to set-up two transmission projects on Build, Own, Operate and Maintain (BOOM) basis for a 35-year period as against the economic useful life of 50 years. Out of two projects, construction on one project is completed and other one is still under construction. As more fully explained in note 53(a), pursuant to change in the regulations, the Group has assessed and concluded that IFRIC 12 accounting is no longer applicable to these TSAs; rather, these TSAs would contain a lease of Transmission Line under IFRS 16, in addition to service element under IFRS 15. The said lease is assessed to be in the nature of the operating lease. The lease of one project, for which construction was completed, has commenced during the year. The lease of under construction project is expected commence in the coming financial year once construction is completed.

Both the agreements provide for fixed lease rentals that progressively reduce for the first 8 years and then remain constant for remainder of the TSA tenure, subject only to the Group ensuring minimum specified availability of the asset.

The rental income recognised by the Group on straight-line basis during the year is INR 222 (years ended March 31, 2023 and 31 March 2022: INR Nil). Future minimum rentals receivable under non-cancellable operating leases as at March 31, 2024 are: (i) Within one year- INR 728 and INR 347, (ii) between 1 - 2 years - INR 726 and INR 347, (iii) between 2 - 3 years - INR 725 and INR 346, (iv) between 3 - 4 years - INR 725 and INR 346, (v) between 4 - 5 years - INR 686 and INR 328, and (vi) More than 5 years - INR 15,286 and INR 7,719; respectively for leases which have commenced operations and which are expected to commence operation in future.